Average Annual Total Returns - Delaware Tax-Free Minnesota Intermediate Fund	Bloomberg Barclays 3-15 Year Blend Municipal Bond Index 1 year	Bloomberg Barclays 3-15 Year Blend Municipal Bond Index 5 years	Bloomberg Barclays 3-15 Year Blend Municipal Bond Index 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years or lifetime	Class C 1 year	Class C 5 years	Class C 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class Lifetime	Institutional Class Inception Date
Total	6.83%	3.20%	3.93%	3.16%	2.04%	3.02%	3.16%	2.01%	3.00%	3.01%	2.21%	3.02%	4.13%	1.76%	2.45%	6.19%	2.78%	3.47%	Dec. 31, 2013